OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued advertising expenses		¥ 407,557	¥ 429,658
Deposits		207,076	196,089
Accrued professional services and other expenses		129,203	40,932
Accrued salaries and benefits		185,597	143,777
Tax payables		102,324	50,637
Interest payable		61,434	4,610
Advance from customer		9,704	12,551
Others		94,405	49,135
Other payables and accruals	$ 174,452	¥ 1,197,300	¥ 927,389